Revenue Recognition (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
TIS
Disaggregation of Revenue [Line Items]
Deferred costs	$ 4,500	$ 3,100
Recognized deferred costs	3,200
Deferred Revenue | POM
Disaggregation of Revenue [Line Items]
Current deferred revenue	116,900
Deferred revenue	218,274	211,223	$ 204,342	$ 189,779
Deferred Revenue | TIS
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 36,400	$ 20,600	$ 18,500	$ 7,600